UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	02-28-2013

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Emerging Markets Fund

February 28, 2013

Emerging Markets - Schedule of Investments
FEBRUARY 28, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.9%

BRAZIL — 11.5%
Anhanguera Educacional Participacoes SA	237,100	4,911,135
BR Malls Participacoes SA	487,800	6,308,821
BR Properties SA	471,000	5,853,592
Brazil Pharma SA	420,000	3,310,094
CCR SA	642,900	6,447,188
Cia de Bebidas das Americas Preference Shares ADR	158,466	7,032,721
Cia de Saneamento de Minas Gerais-COPASA	151,967	3,938,520
Grupo BTG Pactual	244,600	4,496,814
Hypermarcas SA(1)	339,000	2,995,408
Klabin SA Preference Shares	703,100	4,727,827
Marcopolo SA Preference Shares	557,000	3,728,529
MRV Engenharia e Participacoes SA	482,800	3,097,686
Vale SA Preference Shares	198,000	3,656,108

		60,504,443

CANADA — 0.5%
Pacific Rubiales Energy Corp.	100,047	2,449,636

CHILE — 1.5%
SACI Falabella	396,411	4,638,763
Sociedad Quimica y Minera de Chile SA ADR	58,136	3,221,897

		7,860,660

CHINA — 17.9%
Belle International Holdings Ltd.	1,690,000	3,111,713
Brilliance China Automotive Holdings Ltd.(1)	3,674,000	5,068,828
China Communications Construction Co. Ltd. H Shares	5,023,000	4,753,832
China Liansu Group Holdings Ltd.	2,102,000	1,471,693
China Minsheng Banking Corp. Ltd. H Shares	3,763,000	5,240,136
China Overseas Land & Investment Ltd.	3,356,000	10,190,546
China Railway Construction Corp. Ltd. H Shares	5,672,500	5,946,339
China Shenhua Energy Co. Ltd. H Shares	1,034,000	3,919,697
CNOOC Ltd.	3,230,000	6,347,052
Focus Media Holding Ltd. ADR	131,982	3,327,266
Haier Electronics Group Co. Ltd.(1)	2,538,000	4,581,464
Hengan International Group Co. Ltd.	463,500	4,703,369
Industrial & Commercial Bank of China Ltd. H Shares	7,313,645	5,252,592
Kunlun Energy Co. Ltd.	3,864,000	8,011,388
Ping An Insurance Group Co. H Shares	1,155,000	9,665,210
Tencent Holdings Ltd.	372,500	12,881,595

		94,472,720

COLOMBIA — 0.5%
Almacenes Exito SA	144,215	2,784,841

HONG KONG — 0.7%
AAC Technologies Holdings, Inc.	866,500	3,681,363

INDIA — 5.1%
HDFC Bank Ltd.	515,619	5,926,704
ICICI Bank Ltd. ADR	128,848	5,401,308

ITC Ltd.	1,573,194	8,524,540
Tata Global Beverages Ltd.	1,001,074	2,303,731
Tata Motors Ltd.	918,915	4,856,796

		27,013,079

INDONESIA — 3.6%
PT AKR Corporindo Tbk	9,856,000	4,564,143
PT Astra International Tbk	4,153,000	3,416,604
PT Bank Rakyat Indonesia (Persero) Tbk	5,415,000	5,295,364
PT Semen Gresik (Persero) Tbk	3,152,500	5,660,048

		18,936,159

MALAYSIA — 1.0%
Axiata Group Bhd	2,612,500	5,410,128

MEXICO — 5.9%
Alfa SAB de CV, Series A	1,658,875	3,991,058
Cemex SAB de CV ADR(1)	559,226	6,006,087
Fomento Economico Mexicano SAB de CV ADR	25,640	2,865,014
Grupo Aeroportuario del Sureste SAB de CV B Shares	210,564	2,779,411
Grupo Financiero Banorte SAB de CV	800,616	5,920,941
Mexichem SAB de CV	683,388	3,415,722
Promotora y Operadora de Infraestructura SAB de CV(1)	482,440	3,439,372
Wal-Mart de Mexico SAB de CV	877,718	2,750,486

		31,168,091

PANAMA — 0.5%
Copa Holdings SA Class A	26,673	2,785,195

PERU — 2.2%
Credicorp Ltd.	42,314	6,346,254
Southern Copper Corp.	136,513	5,158,826

		11,505,080

POLAND — 1.2%
Eurocash SA	232,485	3,878,165
Powszechny Zaklad Ubezpieczen SA	19,449	2,466,323

		6,344,488

RUSSIA — 6.6%
Eurasia Drilling Co. Ltd. GDR	109,175	4,178,127
Magnit OJSC GDR	201,161	8,533,250
Mail.ru Group Ltd. GDR	91,525	3,073,410
Mobile Telesystems OJSC ADR	194,641	4,027,122
NovaTek OAO GDR	43,692	5,068,272
Sberbank of Russia	2,945,452	10,029,264

		34,909,445

SOUTH AFRICA — 4.6%
Aspen Pharmacare Holdings Ltd.	293,078	5,305,341
Clicks Group Ltd.	512,951	3,371,533
Discovery Holdings Ltd.	708,526	5,902,811
Exxaro Resources Ltd.	138,009	2,630,996
Naspers Ltd. N Shares	111,153	7,186,523

		24,397,204

SOUTH KOREA — 14.5%
Hyundai Glovis Co. Ltd.	20,015	3,798,474
Hyundai Wia Corp.	22,569	3,313,990
LG Chem Ltd.	9,657	2,644,288
LG Display Co. Ltd.(1)	101,540	2,864,772
LG Household & Health Care Ltd.	9,173	5,260,714
Orion Corp.(1)	5,387	5,323,196
Paradise Co. Ltd.	227,591	4,098,561
Samsung Electronics Co. Ltd.	34,452	49,125,102

		76,429,097

TAIWAN — 10.7%
Chailease Holding Co. Ltd.	2,800,910	7,905,328
Hon Hai Precision Industry Co. Ltd.	1,954,232	5,429,284
MediaTek, Inc.	287,000	3,228,714
Merida Industry Co. Ltd.	972,000	4,752,677
Taiwan Semiconductor Manufacturing Co. Ltd.	8,324,939	29,336,229
TPK Holding Co. Ltd.	308,000	5,847,035

		56,499,267

THAILAND — 5.2%
CP ALL PCL	4,943,600	7,851,600
Kasikornbank PCL NVDR	914,100	6,513,923
Minor International PCL	7,541,200	6,400,514
Siam Cement PCL NVDR	423,200	6,600,497

		27,366,534

TURKEY — 4.3%
BIM Birlesik Magazalar AS	66,665	3,159,347
Koza Altin Isletmeleri AS	163,210	3,865,106
TAV Havalimanlari Holding AS(1)	793,081	4,827,660
Tofas Turk Otomobil Fabrikasi	516,049	3,198,681
Turkiye Garanti Bankasi AS	846,950	4,049,126
Turkiye Halk Bankasi AS	354,895	3,511,761

		22,611,681

TURKMENISTAN — 0.7%
Dragon Oil plc	377,660	3,532,108

UNITED KINGDOM — 1.2%
Antofagasta plc	143,488	2,379,209
Petrofac Ltd.	171,715	3,787,674

		6,166,883

TOTAL COMMON STOCKS (Cost $371,223,762)		526,828,102

TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 1.875%, 4/15/15 - 6/30/16, valued at $859,378), in a joint trading account at 0.11%, dated 2/28/13, due 3/1/13 (Delivery value $842,004)		842,001
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 2/15/42, valued at $429,286), in a joint trading account at 0.11%, dated 2/28/13, due 3/1/13 (Delivery value $421,001)		421,000

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $408,098), in a joint trading account at 0.09%, dated 2/28/13, due 3/1/13 (Delivery value $401,305)	401,304

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,664,305)	1,664,305

TOTAL INVESTMENT SECURITIES — 100.2% (Cost $372,888,067)	528,492,407

OTHER ASSETS AND LIABILITIES — (0.2)%	(847,838)

TOTAL NET ASSETS — 100.0%	$527,644,569

Market Sector Diversification
(as a % of net assets)
Financials	22.0%
Information Technology	21.9%
Consumer Staples	13.4%
Consumer Discretionary	13.1%
Materials	9.6%
Industrials	9.2%
Energy	7.1%
Telecommunication Services	1.8%
Health Care	1.0%
Utilities	0.8%
Cash and Equivalents*	0.1%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Foreign Common Stocks	46,171,690	480,656,412	—
Temporary Cash Investments	—	1,664,305	—
Total Value of Investment Securities	46,171,690	482,320,717	—

3. Federal Tax Information

As of February 28, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$375,684,812
Gross tax appreciation of investments	$154,549,510
Gross tax depreciation of investments	(1,741,915)
Net tax appreciation (depreciation) of investments	$152,807,595

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Global Growth Fund

February 28, 2013

Global Growth - Schedule of Investments
FEBRUARY 28, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%

AUSTRALIA — 2.1%
BHP Billiton Ltd.	201,788	7,640,737
CSL Ltd.	42,165	2,584,167

		10,224,904

AUSTRIA — 0.5%
Erste Group Bank AG(1)	71,870	2,315,251

BRAZIL — 0.5%
BR Malls Participacoes SA	182,500	2,360,311

CANADA — 2.2%
Bank of Nova Scotia	72,090	4,294,292
Canadian Pacific Railway Ltd.	53,660	6,527,658

		10,821,950

CHINA — 0.4%
Baidu, Inc. ADR(1)	22,507	2,042,735

DENMARK — 1.2%
Novo Nordisk A/S B Shares	34,366	6,001,783

FRANCE — 1.7%
L'Oreal SA	6,492	970,883
Pernod-Ricard SA	32,034	4,156,686
Sanofi	35,593	3,372,678

		8,500,247

GERMANY — 1.6%
Fresenius Medical Care AG & Co. KGaA	35,316	2,421,990
Kabel Deutschland Holding AG	29,231	2,535,136
SAP AG ADR	33,700	2,635,340

		7,592,466

HONG KONG — 0.4%
Sands China Ltd.	420,000	2,001,006

INDIA — 0.5%
Tata Motors Ltd. ADR	85,544	2,321,664

INDONESIA — 0.4%
PT Bank Mandiri (Persero) Tbk	1,966,631	2,045,288

ITALY — 1.1%
Pirelli & C SpA	241,216	2,801,209
Prada SpA	268,400	2,654,376

		5,455,585

JAPAN — 5.2%
Daikin Industries Ltd.	78,200	2,898,015
ORIX Corp.	44,230	4,924,518
Rakuten, Inc.	657,900	5,685,381
Toyota Motor Corp.	152,800	7,855,130
Unicharm Corp.	69,900	4,049,660

		25,412,704

NETHERLANDS — 3.6%
ASML Holding NV	30,729	2,187,246
ASML Holding NV New York Shares	35,094	2,490,972
Koninklijke Vopak NV	41,149	2,960,622
Unilever CVA	262,032	10,163,665

		17,802,505

PERU — 0.6%
Credicorp Ltd.	18,227	2,733,685

PORTUGAL — 0.5%
Jeronimo Martins SGPS SA	129,703	2,584,879

RUSSIA — 0.8%
Sberbank of Russia ADR	269,011	3,709,662

SPAIN — 0.8%
Grifols SA(1)	109,923	3,915,668
Grifols SA Class B(1)	6,673	190,356

		4,106,024

SWEDEN — 1.0%
SKF AB B Shares	148,674	3,657,425
Svenska Cellulosa AB B Shares	45,209	1,105,165

		4,762,590

SWITZERLAND — 6.6%
ABB Ltd.	229,919	5,251,857
Adecco SA	52,189	2,976,104
Nestle SA	111,417	7,785,995
Roche Holding AG	30,347	6,951,351
Syngenta AG	14,871	6,316,169
UBS AG	170,530	2,698,133

		31,979,609

TURKEY — 0.7%
Turkiye Garanti Bankasi AS	670,732	3,206,657

UNITED KINGDOM — 6.4%
BG Group plc	271,367	4,798,099
Capita Group plc (The)	362,163	4,524,469
Compass Group plc	408,850	4,965,069
Croda International plc	57,879	2,275,915
Lloyds Banking Group plc(1)	3,602,951	2,977,252
Reckitt Benckiser Group plc	28,924	1,943,408
Rio Tinto plc	85,467	4,591,180
Standard Chartered plc	182,426	4,970,419

		31,045,811

UNITED STATES — 60.0%
Alexion Pharmaceuticals, Inc.(1)	31,964	2,772,557
Alliance Data Systems Corp.(1)	32,252	5,118,070
American Express Co.	63,397	3,940,124
American Tower Corp.	109,160	8,470,816
Apple, Inc.	16,491	7,279,127
B/E Aerospace, Inc.(1)	76,230	4,010,460
Biogen Idec, Inc.(1)	21,396	3,559,011
BorgWarner, Inc.(1)	50,765	3,777,424

Cameron International Corp.(1)	91,671	5,841,276
Caterpillar, Inc.	29,499	2,724,823
Celgene Corp.(1)	36,119	3,726,758
Cerner Corp.(1)	53,153	4,648,761
Charles Schwab Corp. (The)	302,704	4,915,913
CIT Group, Inc.(1)	187,754	7,859,382
Colgate-Palmolive Co.	54,813	6,272,252
Continental Resources, Inc.(1)	25,913	2,280,344
Costco Wholesale Corp.	39,685	4,019,694
Danaher Corp.	47,788	2,943,741
eBay, Inc.(1)	196,045	10,719,741
Equinix, Inc.(1)	46,279	9,790,322
Estee Lauder Cos., Inc. (The), Class A	76,052	4,874,933
Expedia, Inc.	44,807	2,860,479
Express Scripts Holding Co.(1)	100,444	5,716,268
Facebook, Inc. Class A(1)	108,121	2,946,297
FactSet Research Systems, Inc.	20,635	2,007,579
FedEx Corp.	47,331	4,990,107
Fortune Brands Home & Security, Inc.(1)	80,136	2,768,699
Google, Inc., Class A(1)	17,515	14,033,018
Harley-Davidson, Inc.	118,771	6,250,918
Home Depot, Inc. (The)	168,634	11,551,429
IntercontinentalExchange, Inc.(1)	33,575	5,198,081
Intuitive Surgical, Inc.(1)	5,230	2,666,725
Liberty Global, Inc. Class A(1)	111,140	7,656,435
MasterCard, Inc., Class A	17,059	8,833,491
Michael Kors Holdings Ltd.(1)	83,593	4,955,393
Mondelez International, Inc. Class A	196,660	5,437,649
Monsanto Co.	70,451	7,117,665
NetApp, Inc.(1)	102,631	3,472,007
Oceaneering International, Inc.	58,240	3,703,482
Pall Corp.	72,466	4,940,732
Precision Castparts Corp.	50,016	9,332,485
priceline.com, Inc.(1)	12,100	8,319,718
QUALCOMM, Inc.	118,586	7,782,799
Ross Stores, Inc.	60,507	3,506,986
Schlumberger Ltd.	81,954	6,380,119
Starbucks Corp.	90,719	4,973,216
Teradata Corp.(1)	55,102	3,199,222
Tractor Supply Co.	51,388	5,343,838
Union Pacific Corp.	57,566	7,892,874
United Rentals, Inc.(1)	88,732	4,739,176
Verisk Analytics, Inc. Class A(1)	48,476	2,836,816
Visa, Inc., Class A	37,593	5,963,753
Wells Fargo & Co.	157,216	5,515,137

		292,438,122

TOTAL COMMON STOCKS (Cost $367,670,302)		481,465,438

TEMPORARY CASH INVESTMENTS — 1.3%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 1.875%, 4/15/15 - 6/30/16, valued at $3,280,888), in a joint trading account at 0.11%, dated 2/28/13, due 3/1/13 (Delivery value $3,214,554)		3,214,544
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 2/15/42, valued at $1,638,904), in a joint trading account at 0.11%, dated 2/28/13, due 3/1/13 (Delivery value $1,607,277)		1,607,272
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $1,558,015), in a joint trading account at 0.09%, dated 2/28/13, due 3/1/13 (Delivery value $1,532,083)		1,532,079
SSgA U.S. Government Money Market Fund	15	15

TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,353,910)		6,353,910

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $374,024,212)		487,819,348

OTHER ASSETS AND LIABILITIES — (0.1)%		(612,057)

TOTAL NET ASSETS — 100.0%		$487,207,291

Market Sector Diversification
(as a % of net assets)
Information Technology	19.4%
Consumer Discretionary	18.5%
Industrials	15.6%
Financials	14.9%
Consumer Staples	10.6%
Health Care	8.9%
Materials	6.1%
Energy	4.8%
Cash and Equivalents*	1.2%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	292,438,122	—	—
Foreign Common Stocks	12,224,396	176,802,920	—
Temporary Cash Investments	15	6,353,895	—
Total Value of Investment Securities	304,662,533	183,156,815	—

3. Federal Tax Information

As of February 28, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$375,394,025
Gross tax appreciation of investments	$114,826,997
Gross tax depreciation of investments	(2,401,674)
Net tax appreciation (depreciation) of investments	$112,425,323

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Discovery Fund

February 28, 2013

International Discovery - Schedule of Investments
FEBRUARY 28, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.9%

AUSTRALIA — 4.4%
Atlas Iron Ltd.	1,726,386	2,583,407
Flight Centre Ltd.	153,126	5,083,345
James Hardie Industries SE	833,955	8,348,068
Oil Search Ltd.	621,755	4,921,963
Treasury Wine Estates Ltd.	1,118,191	6,053,537

		26,990,320

BRAZIL — 3.9%
Anhanguera Educacional Participacoes SA	585,000	12,117,308
BR Properties SA	294,100	3,655,077
Hypermarcas SA(1)	948,500	8,380,957

		24,153,342

CANADA — 3.4%
Alimentation Couche Tard, Inc. B Shares	119,538	6,192,213
Catamaran Corp.(1)	59,444	3,203,203
MEG Energy Corp.(1)	80,382	2,595,608
West Fraser Timber Co. Ltd.	71,205	5,869,018
Yamana Gold, Inc. New York Shares	201,059	2,957,578

		20,817,620

CHINA — 5.3%
Baoxin Auto Group Ltd.(1)	2,489,500	2,670,669
Brilliance China Automotive Holdings Ltd.(1)	5,130,000	7,077,596
China Gas Holdings Ltd.	2,886,000	2,809,492
China State Construction International Holdings Ltd.	3,642,000	5,109,206
Haier Electronics Group Co. Ltd.(1)	2,142,000	3,866,625
Hengdeli Holdings Ltd.	12,544,000	4,092,052
Longfor Properties Co. Ltd.	1,770,500	3,136,659
Lonking Holdings Ltd.	5,950,000	1,603,422
Zhuzhou CSR Times Electric Co. Ltd. H Shares	813,000	2,688,825

		33,054,546

DENMARK — 4.3%
Christian Hansen Holding A/S	235,138	8,501,221
Coloplast A/S B Shares	197,158	10,283,082
Pandora A/S	300,251	8,027,160

		26,811,463

FINLAND — 1.0%
Wartsila Oyj	131,413	6,073,443

FRANCE — 7.2%
Arkema SA	42,368	4,304,498
Edenred	304,152	10,522,766
Gemalto NV	106,035	9,654,383
Iliad SA	59,685	11,423,324
Publicis Groupe SA	129,421	8,553,035

		44,458,006

GERMANY — 3.1%
Duerr AG	31,543	3,462,082
Hugo Boss AG	48,296	5,599,721
Sky Deutschland AG(1)	1,108,304	7,092,928
Wirecard AG	123,709	3,251,161

		19,405,892

HONG KONG — 4.2%
AAC Technologies Holdings, Inc.	1,464,000	6,219,867
Galaxy Entertainment Group Ltd.(1)	1,443,000	6,056,224
Link Real Estate Investment Trust (The)	1,012,500	5,411,332
Techtronic Industries Co.	4,300,000	8,571,612

		26,259,035

INDIA — 2.2%
HCL Technologies Ltd.	336,383	4,472,741
Power Finance Corp. Ltd.	827,110	3,062,610
Shriram Transport Finance Co. Ltd.	100,135	1,280,377
Zee Entertainment Enterprises Ltd.	1,194,766	4,787,409

		13,603,137

INDONESIA — 0.3%
PT Semen Gresik (Persero) Tbk	1,183,000	2,123,977

IRELAND — 1.3%
ICON plc(1)	134,007	4,175,658
Smurfit Kappa Group plc	236,531	3,682,475

		7,858,133

ITALY — 3.4%
Banca Popolare dell'Emilia Romagna S.c.r.l.	214,997	1,543,791
Pirelli & C SpA	387,892	4,504,537
Prysmian SpA	256,969	5,599,257
Salvatore Ferragamo Italia SpA	342,227	9,583,737

		21,231,322

JAPAN — 7.2%
Aeon Credit Service Co. Ltd.	242,000	5,634,222
Anritsu Corp.	212,000	3,135,743
Daikin Industries Ltd.	71,000	2,631,190
Fuji Heavy Industries Ltd.	226,000	3,379,394
Internet Initiative Japan, Inc.	187,400	4,971,589
Kansai Paint Co. Ltd.	113,000	1,197,173
LIXIL Group Corp.	186,800	3,829,108
ORIX Corp.	15,160	1,687,897
Park24 Co. Ltd.	300,700	5,495,585
Seven Bank Ltd.	748,600	1,970,638
Sysmex Corp.	98,400	5,159,392
THK Co. Ltd.	158,200	2,954,409
Tokyu Land Corp.	189,000	1,427,338
Toyo Suisan Kaisha Ltd.	49,000	1,435,268

		44,908,946

NETHERLANDS — 1.0%
Koninklijke Vopak NV	89,485	6,438,341

NORWAY — 3.3%
Aker Solutions ASA	351,487	6,924,796
Fred Olsen Energy ASA	53,720	2,339,436
Petroleum Geo-Services ASA	713,093	11,241,646

		20,505,878

PHILIPPINES — 0.2%
SM Prime Holdings, Inc.	3,320,900	1,551,822

SOUTH AFRICA — 1.4%
Discovery Holdings Ltd.	1,010,022	8,414,609

SOUTH KOREA — 2.0%
Daewoo International Corp.	89,190	3,158,808
Orion Corp.(1)	5,416	5,351,853
Osstem Implant Co. Ltd.(1)	113,783	3,646,268

		12,156,929

SPAIN — 1.6%
Grifols SA(1)	140,827	5,016,528
Viscofan SA	93,528	4,901,312

		9,917,840

SWEDEN — 3.8%
Hexagon AB B Shares	320,217	9,130,101
Meda AB A Shares	296,942	3,351,697
Modern Times Group AB B Shares	94,850	3,972,982
Svenska Cellulosa AB B Shares	283,894	6,939,983

		23,394,763

SWITZERLAND — 7.4%
AMS AG	24,053	2,966,528
Clariant AG	425,607	6,479,688
DKSH Holding AG(1)	98,269	7,795,050
GAM Holding AG	742,859	12,641,205
Givaudan SA	6,302	7,530,396
OC Oerlikon Corp. AG	694,619	8,522,478

		45,935,345

TAIWAN — 2.2%
Chailease Holding Co. Ltd.	1,983,000	5,596,847
Largan Precision Co. Ltd.	86,000	2,324,066
Novatek Microelectronics Corp.	1,387,000	5,838,826

		13,759,739

THAILAND — 0.7%
Airports of Thailand PCL	1,128,900	4,477,654

TURKEY — 0.7%
Trakya Cam Sanayi AS(1)	2,640,543	4,036,742

UNITED KINGDOM — 21.4%
Aberdeen Asset Management plc	1,751,615	11,423,680
Ashtead Group plc	2,215,517	17,309,409
ASOS plc(1)	94,313	3,918,894
Aveva Group plc	90,257	3,157,477
AZ Electronic Materials SA	377,445	2,213,683
Babcock International Group plc	506,484	8,244,520

Burberry Group plc	202,252	4,221,932
Croda International plc	79,966	3,144,418
easyJet plc	508,890	7,696,956
Inmarsat plc	719,263	7,108,895
InterContinental Hotels Group plc	305,511	8,870,921
Intertek Group plc	98,291	4,978,862
Persimmon plc	325,330	4,508,505
Taylor Wimpey plc	10,877,653	13,383,077
Travis Perkins plc	256,954	4,966,206
TUI Travel plc	1,104,044	5,314,426
UBM plc	417,043	4,896,906
Weir Group plc (The)	102,550	3,646,643
Whitbread plc	144,665	5,537,078
Wolseley plc	174,696	8,234,252

		132,776,740

TOTAL COMMON STOCKS (Cost $510,575,473)		601,115,584

EXCHANGE-TRADED FUNDS — 0.7%

iShares MSCI EAFE Small Cap Index Fund (Cost $4,636,729)	108,474	4,664,382

TEMPORARY CASH INVESTMENTS — 2.2%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 1.875%, 4/15/15 - 6/30/16, valued at $6,870,447), in a joint trading account at 0.11%, dated 2/28/13, due 3/1/13 (Delivery value $6,731,540)		6,731,519
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 2/15/42, valued at $3,431,999), in a joint trading account at 0.11%, dated 2/28/13, due 3/1/13 (Delivery value $3,365,769)		3,365,759
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $3,262,611), in a joint trading account at 0.09%, dated 2/28/13, due 3/1/13 (Delivery value $3,208,306)		3,208,298
SSgA U.S. Government Money Market Fund	53,178	53,178

TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,358,754)		13,358,754

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $528,570,956)		619,138,720

OTHER ASSETS AND LIABILITIES — 0.2%		1,295,722

TOTAL NET ASSETS — 100.0%		$620,434,442

Market Sector Diversification
(as a % of net assets)
Consumer Discretionary	25.2%
Industrials	24.0%
Financials	10.9%
Materials	10.7%
Information Technology	7.4%
Health Care	5.5%
Consumer Staples	5.2%
Energy	4.5%

Telecommunication Services	3.0%
Diversified	0.7%
Utilities	0.5%
Cash and Equivalents*	2.4%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
EAFE	-	Europe, Australasia, and Far East
MSCI	-	Morgan Stanley Capital International

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Foreign Common Stocks	7,133,236	593,982,348	—
Exchange-Traded Funds	4,664,382	—	—
Temporary Cash Investments	53,178	13,305,576	—
Total Value of Investment Securities	11,850,796	607,287,924	—

3. Federal Tax Information

As of February 28, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$535,568,578
Gross tax appreciation of investments	$89,712,360
Gross tax depreciation of investments	(6,142,218)
Net tax appreciation (depreciation) of investments	$83,570,142

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Growth Fund

February 28, 2013

International Growth - Schedule of Investments
FEBRUARY 28, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%

AUSTRALIA — 4.0%
BHP Billiton Ltd.	764,349	28,942,204
Commonwealth Bank of Australia	269,205	18,497,876
CSL Ltd.	211,978	12,991,501
James Hardie Industries SE	843,138	8,439,992

		68,871,573

AUSTRIA — 0.8%
Erste Group Bank AG(1)	423,437	13,640,783

BELGIUM — 1.7%
Anheuser-Busch InBev NV	246,849	23,126,353
Umicore SA	111,788	5,588,225

		28,714,578

BRAZIL — 0.6%
BR Malls Participacoes SA	417,600	5,400,910
Itau Unibanco Holding SA Preference Shares	302,300	5,355,997

		10,756,907

CANADA — 2.3%
Bank of Nova Scotia	147,924	8,811,609
Canadian Pacific Railway Ltd.	176,819	21,509,763
Encana Corp.	478,527	8,607,686

		38,929,058

CHINA — 0.6%
Brilliance China Automotive Holdings Ltd.(1)	7,082,000	9,770,669

DENMARK — 3.1%
Christian Hansen Holding A/S	374,055	13,523,650
Coloplast A/S B Shares	200,577	10,461,406
Novo Nordisk A/S B Shares	163,025	28,471,184

		52,456,240

FINLAND — 1.1%
Kone Oyj	148,791	12,043,749
Sampo A Shares	186,866	6,906,587

		18,950,336

FRANCE — 11.6%
BNP Paribas SA	278,261	15,659,336
Carrefour SA	445,176	12,135,441
Cie Generale d'Optique Essilor International SA	115,888	11,960,069
Dassault Systemes SA	121,201	13,756,856
European Aeronautic Defence and Space Co. NV	394,455	20,176,937
Gemalto NV	58,523	5,328,462
L'Oreal SA	57,226	8,558,188
Pernod-Ricard SA	196,300	25,471,606
Publicis Groupe SA	110,854	7,325,999
Sanofi	330,132	31,282,246
Schneider Electric SA	203,824	15,678,749

SES SA	460,578	14,178,828
Technip SA	82,409	8,925,586
Zodiac Aerospace	56,276	6,331,740

		196,770,043

GERMANY — 6.9%
adidas AG	55,589	5,065,678
BASF SE	196,382	18,505,972
Continental AG	43,641	5,122,666
Henkel AG & Co. KGaA Preference Shares	99,138	8,737,790
Kabel Deutschland Holding AG	170,738	14,807,706
Muenchener Rueckversicherungs AG	157,616	28,335,285
SAP AG	184,505	14,416,693
Sky Deutschland AG(1)	1,100,655	7,043,976
Volkswagen AG Preference Shares	66,807	14,587,519

		116,623,285

HONG KONG — 1.7%
AIA Group Ltd.	3,211,400	13,912,920
Link Real Estate Investment Trust (The)	1,473,127	7,873,164
Sands China Ltd.	1,484,000	7,070,220

		28,856,304

INDIA — 0.1%
Tata Motors Ltd. ADR	63,595	1,725,968

INDONESIA — 0.9%
PT Bank Mandiri (Persero) Tbk	15,078,952	15,682,048

IRELAND — 1.5%
Bank of Ireland(1)	61,870,139	10,662,238
Ryanair Holdings plc ADR	379,757	14,681,405

		25,343,643

ITALY — 2.1%
ENI SpA	403,487	9,197,443
Luxottica Group SpA	224,712	10,432,331
Prada SpA	1,601,100	15,834,284

		35,464,058

JAPAN — 15.0%
Daikin Industries Ltd.	300,000	11,117,704
Daito Trust Construction Co. Ltd.	139,200	12,464,775
FANUC Corp.	46,200	7,132,614
Fast Retailing Co. Ltd.	37,500	10,288,327
Fuji Heavy Industries Ltd.	511,000	7,641,018
Hitachi Ltd.	759,000	4,258,065
Japan Tobacco, Inc.	428,629	13,526,161
KDDI Corp.	219,603	16,489,771
Kubota Corp.	1,228,000	14,825,030
Lawson, Inc.	74,600	5,545,302
Mitsubishi Corp.	714,000	14,165,994
Mitsubishi Estate Co. Ltd.	803,000	20,012,191
Mitsubishi Heavy Industries Ltd.	1,554,000	8,617,499
ORIX Corp.	192,520	21,434,960
Rakuten, Inc.	811,904	7,016,238

Shin-Etsu Chemical Co. Ltd.	191,500	11,776,351
Sysmex Corp.	158,100	8,289,632
Toyota Motor Corp.	714,500	36,730,958
Unicharm Corp.	222,300	12,878,962
Yahoo Japan Corp.	24,089	10,200,596

		254,412,148

MEXICO — 0.5%
Cemex SAB de CV ADR(1)	824,562	8,855,796

NETHERLANDS — 2.7%
Akzo Nobel NV	149,741	9,565,535
ASML Holding NV	337,255	24,005,325
Koninklijke Vopak NV	167,809	12,073,662

		45,644,522

NORWAY — 2.8%
Petroleum Geo-Services ASA	740,613	11,675,488
Statoil ASA	849,736	21,122,394
Telenor ASA	721,946	15,543,841

		48,341,723

PERU — 0.5%
Credicorp Ltd.	56,849	8,526,213

PORTUGAL — 0.5%
Jeronimo Martins SGPS SA	421,617	8,402,495

RUSSIA — 1.5%
Magnit OJSC GDR	372,587	15,805,141
Sberbank of Russia	2,979,519	10,145,262

		25,950,403

SINGAPORE — 0.5%
DBS Group Holdings Ltd.	632,000	7,711,176

SOUTH KOREA — 1.6%
Samsung Electronics Co. Ltd.	19,422	27,693,827

SPAIN — 2.6%
Banco Bilbao Vizcaya Argentaria SA	1,110,917	10,777,604
Grifols SA(1)	566,531	20,180,921
Inditex SA	101,269	13,571,530

		44,530,055

SWEDEN — 2.7%
Svenska Cellulosa AB B Shares	672,878	16,448,961
Telefonaktiebolaget LM Ericsson B Shares	1,154,601	14,005,388
Volvo AB B Shares	1,043,141	15,645,341

		46,099,690

SWITZERLAND — 10.4%
Adecco SA	242,701	13,840,146
Cie Financiere Richemont SA	162,213	13,040,381
Holcim Ltd.	109,071	8,814,817
Nestle SA	425,243	29,716,651
Novartis AG	324,082	22,007,702
Roche Holding AG	175,351	40,166,286
SGS SA	2,990	7,598,613

Syngenta AG	67,902	28,840,058
UBS AG	783,184	12,391,570

		176,416,224

TAIWAN — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	930,849	16,987,994

THAILAND — 0.7%
Kasikornbank PCL NVDR	1,574,500	11,219,966

TURKEY — 0.7%
Turkiye Garanti Bankasi AS	2,657,499	12,705,057

UNITED KINGDOM — 16.0%
Aggreko plc	134,204	3,452,958
ARM Holdings plc	800,714	11,600,607
Ashtead Group plc	849,908	6,640,168
Associated British Foods plc	315,659	8,868,682
BG Group plc	728,786	12,885,825
British American Tobacco plc	332,064	17,301,559
Burberry Group plc	241,679	5,044,955
Capita Group plc (The)	988,018	12,343,218
Carnival plc	46,739	1,757,036
Compass Group plc	701,351	8,517,197
Experian plc	399,599	6,631,956
HSBC Holdings plc (Hong Kong)	1,719,782	19,036,991
InterContinental Hotels Group plc	228,866	6,645,431
Lloyds Banking Group plc(1)	21,572,729	17,826,349
Lonmin plc(1)	854,688	4,628,878
Rio Tinto plc	506,487	27,207,846
Rolls-Royce Holdings plc	784,205	12,229,893
Standard Chartered plc	614,143	16,733,075
Telecity Group plc	877,435	12,445,905
Unilever plc	851,774	33,958,592
Whitbread plc	351,407	13,450,164
Wolseley plc	255,546	12,045,096

		271,252,381

TOTAL COMMON STOCKS (Cost $1,292,858,229)		1,677,305,163

EXCHANGE-TRADED FUNDS — 1.0%
iShares MSCI EAFE Index Fund	176,734	10,282,384
iShares MSCI Japan Index Fund	601,991	6,146,328

TOTAL EXCHANGE-TRADED FUNDS (Cost $16,536,260)		16,428,712

TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 1.875%, 4/15/15 - 6/30/16, valued at $1,137,022), in a joint trading account at 0.11%, dated 2/28/13, due 3/1/13 (Delivery value $1,114,033)		1,114,030
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 2/15/42, valued at $567,977), in a joint trading account at 0.11%, dated 2/28/13, due 3/1/13 (Delivery value $557,017)		557,015

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $539,944), in a joint trading account at 0.09%, dated 2/28/13, due 3/1/13 (Delivery value $530,957)	530,956

TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,202,001)	2,202,001

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,311,596,490)	1,695,935,876

OTHER ASSETS AND LIABILITIES — 0.2%	3,534,549

TOTAL NET ASSETS — 100.0%	$1,699,470,425

Market Sector Diversification
(as a % of net assets)
Financials	19.5%
Industrials	14.6%
Consumer Discretionary	14.0%
Consumer Staples	13.2%
Materials	11.3%
Health Care	11.0%
Information Technology	8.9%
Energy	4.3%
Telecommunication Services	1.9%
Diversified	1.0%
Cash and Equivalents*	0.3%

*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
EAFE	-	Europe, Australasia, and Far East
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Foreign Common Stocks	50,777,376	1,626,527,787	—
Exchange-Traded Funds	16,428,712	—	—
Temporary Cash Investments	—	2,202,001	—
Total Value of Investment Securities	67,206,088	1,628,729,788	—

3. Federal Tax Information

As of February 28, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,335,789,229
Gross tax appreciation of investments	$374,279,796
Gross tax depreciation of investments	(14,133,149)
Net tax appreciation (depreciation) of investments	$360,146,647

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Opportunities Fund

February 28, 2013

International Opportunities - Schedule of Investments
FEBRUARY 28, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.9%

AUSTRALIA — 4.2%
Atlas Iron Ltd.	384,070	574,732
carsales.com Ltd.	97,266	917,023
Flight Centre Ltd.	54,604	1,812,696
McMillan Shakespeare Ltd.	52,936	829,457
Regis Resources Ltd.(1)	137,915	626,886

		4,760,794

BRAZIL — 3.8%
Brazil Pharma SA	160,000	1,260,988
Estacio Participacoes SA	64,800	1,587,754
Mills Estruturas e Servicos de Engenharia SA	76,700	1,246,172
QGEP Participacoes SA	41,700	262,705

		4,357,619

CAMBODIA — 0.7%
NagaCorp Ltd.	970,000	770,437

CANADA — 3.4%
Canadian Western Bank	17,663	524,109
Detour Gold Corp.(1)	26,396	515,506
Dollarama, Inc.	9,483	557,256
Norbord, Inc.(1)	31,479	983,213
West Fraser Timber Co. Ltd.	15,554	1,282,027

		3,862,111

CHINA — 4.9%
Anton Oilfield Services Group	898,000	510,622
China Overseas Grand Oceans Group Ltd.	1,158,750	1,628,549
China ZhengTong Auto Services Holdings Ltd.(1)	613,000	490,046
CIMC Enric Holdings Ltd.	570,000	632,059
Ju Teng International Holdings Ltd.	1,330,000	720,254
KWG Property Holding Ltd.	1,266,000	868,420
Lonking Holdings Ltd.	1,818,000	489,920
Sino Biopharmaceutical	540,000	310,537

		5,650,407

DENMARK — 4.4%
Christian Hansen Holding A/S	51,616	1,866,134
Pandora A/S	73,413	1,962,684
Rockwool International A/S B Shares	5,250	652,154
SimCorp A/S	2,252	578,806

		5,059,778

FRANCE — 4.4%
Altran Technologies SA(1)	148,482	1,147,596
Eurofins Scientific	8,556	1,696,766
Ingenico	10,729	649,936
Rubis SCA	12,793	877,350
Teleperformance SA	16,871	694,477

		5,066,125

GERMANY — 6.2%
Duerr AG	9,340	1,025,135
Gildemeister AG	36,766	911,037
GSW Immobilien AG	12,683	505,442
KUKA AG(1)	15,461	692,954
Symrise AG	29,726	1,127,201
TAG Immobilien AG	90,345	1,069,333
Wirecard AG	68,411	1,797,890

		7,128,992

HONG KONG — 2.7%
Emperor Watch & Jewellery Ltd.	5,629,867	617,023
Man Wah Holdings Ltd.	896,400	852,988
Techtronic Industries Co.	828,500	1,651,531

		3,121,542

INDIA — 2.6%
Apollo Hospitals Enterprise Ltd.	35,041	532,587
Mahindra & Mahindra Financial Services Ltd.	153,085	525,056
McLeod Russel India Ltd.	95,348	624,525
Wockhardt Ltd.(1)	34,979	1,250,191

		2,932,359

INDONESIA — 0.5%
PT Erajaya Swasembada Tbk(1)	1,889,500	571,924

IRELAND — 0.5%
Smurfit Kappa Group plc	37,039	576,648

ITALY — 3.3%
Banca Generali SpA	117,838	2,059,963
Salvatore Ferragamo Italia SpA	60,231	1,686,711

		3,746,674

JAPAN — 15.8%
Aeon Credit Service Co. Ltd.	45,500	1,059,327
Aica Kogyo Co. Ltd.	56,500	940,549
Aida Engineering Ltd.	104,600	833,956
Anritsu Corp.	54,000	798,727
Calbee, Inc.	10,200	869,349
F.C.C. Co. Ltd.	42,900	955,288
Japan Aviation Electronics Industry Ltd.	73,000	559,963
Jin Co. Ltd.	17,000	891,358
Kansai Paint Co. Ltd.	75,000	794,584
M3, Inc.	341	587,157
MISUMI Group, Inc.	40,100	1,023,158
MonotaRO Co. Ltd.	24,640	1,079,279
Nihon Kohden Corp.	23,700	823,325
Pigeon Corp.	14,800	833,488
Sanwa Holdings Corp.	224,000	1,145,496
Seria Co. Ltd.	45,100	891,393
Seven Bank Ltd.	252,400	664,426
Ship Healthcare Holdings, Inc.	19,500	557,714
Sundrug Co. Ltd.	14,800	572,424
Tadano Ltd.	57,000	531,934
Tokyu Livable, Inc.	66,900	1,064,597

Toshiba Plant Systems & Services Corp.	44,000	563,470

		18,040,962

MEXICO — 0.7%
Compartamos SAB de CV	536,338	856,322

NETHERLANDS — 0.5%
Brunel International NV	10,910	545,029

NEW ZEALAND — 0.6%
Trade Me Ltd.	164,063	668,660

NORWAY — 3.0%
Fred Olsen Energy ASA	33,399	1,454,483
Norwegian Air Shuttle AS(1)	11,764	458,207
Petroleum Geo-Services ASA	95,883	1,511,560

		3,424,250

PHILIPPINES — 0.6%
Universal Robina Corp.	300,900	701,557

SINGAPORE — 2.2%
Ezion Holdings Ltd.	759,000	1,222,711
OSIM International Ltd.	545,000	803,153
Tat Hong Holdings Ltd.	441,000	541,279

		2,567,143

SOUTH KOREA — 3.4%
Kolao Holdings	38,482	755,194
Partron Co. Ltd.	64,911	1,414,725
Soulbrain Co. Ltd.(1)	15,235	590,926
Sung Kwang Bend Co. Ltd.	50,178	1,107,524

		3,868,369

SWEDEN — 2.1%
AarhusKarlshamn AB	23,394	1,097,826
Billerud AB	73,560	744,995
Meda AB A Shares	47,411	535,146

		2,377,967

SWITZERLAND — 2.2%
AMS AG	10,867	1,340,259
Kaba Holding AG	1,905	827,709
Temenos Group AG(1)	15,043	341,850

		2,509,818

TAIWAN — 3.7%
AirTAC International Group	98,000	577,195
Chailease Holding Co. Ltd.	242,000	683,024
Chipbond Technology Corp.	404,000	840,000
Ginko International Co. Ltd.	70,425	1,003,523
Teco Electric and Machinery Co. Ltd.	679,000	545,413
Vanguard International Semiconductor Corp.	727,000	639,597

		4,288,752

THAILAND — 1.6%
Asian Property Development PCL	2,994,600	1,036,786

Home Product Center PCL	1,514,760	835,027

		1,871,813

TURKEY — 0.7%
Bizim Toptan Satis Magazalari AS	50,962	770,585

UNITED KINGDOM — 18.2%
Anite plc	275,086	662,703
Ashtead Group plc	336,630	2,630,026
ASOS plc(1)	18,894	785,084
AZ Electronic Materials SA	123,881	726,552
Barratt Developments plc(1)	482,966	1,759,173
Bellway plc	109,835	1,931,186
Bodycote plc	102,186	846,416
Close Brothers Group plc	42,317	670,217
EnQuest plc(1)	280,574	566,108
Great Portland Estates plc	114,456	854,807
Howden Joinery Group plc	239,856	778,689
John Wood Group plc	86,914	1,012,630
Lancashire Holdings Ltd.	75,175	1,037,232
Rotork plc	18,146	785,110
Spectris plc	63,132	2,274,642
Spirax-Sarco Engineering plc	14,788	539,990
TalkTalk Telecom Group plc	141,304	544,488
Telecity Group plc	85,983	1,219,619
UBM plc	99,993	1,174,115

		20,798,787

TOTAL COMMON STOCKS (Cost $87,240,417)		110,895,424

EXCHANGE-TRADED FUNDS — 2.2%
iShares MSCI EAFE Small Cap Index Fund	39,165	1,684,095
Market Vectors Junior Gold Miners ETF	48,523	768,119

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,747,300)		2,452,214

TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 1.875%, 4/15/15 - 6/30/16, valued at $660,246), in a joint trading account at 0.11%, dated 2/28/13, due 3/1/13 (Delivery value $646,897)		646,895
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 2/15/42, valued at $329,813), in a joint trading account at 0.11%, dated 2/28/13, due 3/1/13 (Delivery value $323,448)		323,447
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $313,535), in a joint trading account at 0.09%, dated 2/28/13, due 3/1/13 (Delivery value $308,317)		308,316

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,278,658)		1,278,658

TOTAL INVESTMENT SECURITIES — 100.2% (Cost $91,266,375)	114,626,296

OTHER ASSETS AND LIABILITIES — (0.2)%	(233,120)

TOTAL NET ASSETS — 100.0%	$114,393,176

Market Sector Diversification
(as a % of net assets)
Consumer Discretionary	21.2%
Industrials	20.0%
Information Technology	14.4%
Financials	13.1%
Materials	9.7%
Health Care	6.5%
Consumer Staples	5.9%
Energy	5.6%
Diversified	1.5%
Utilities	0.7%
Telecommunication Services	0.5%
Cash and Equivalents*	0.9%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
EAFE	-	Europe, Australasia, and Far East
ETF	-	Exchange-Traded Fund
MSCI	-	Morgan Stanley Capital International

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Foreign Common Stocks	—	110,895,424	—
Exchange-Traded Funds	2,452,214	—	—
Temporary Cash Investments	—	1,278,658	—
Total Value of Investment Securities	2,452,214	112,174,082	—

3. Federal Tax Information

As of February 28, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$91,487,641
Gross tax appreciation of investments	$24,158,500
Gross tax depreciation of investments	(1,019,845)
Net tax appreciation (depreciation) of investments	$23,138,655

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Value Fund

February 28, 2013

International Value - Schedule of Investments
FEBRUARY 28, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.8%

AUSTRALIA — 10.2%
Australia & New Zealand Banking Group Ltd.	22,500	660,061
Commonwealth Bank of Australia	9,400	645,902
National Australia Bank Ltd.	11,108	342,657
Telstra Corp. Ltd.	75,447	353,730
Westpac Banking Corp.	25,200	792,037

		2,794,387

AUSTRIA — 0.8%
Oesterreichische Post AG	2,400	96,538
Raiffeisen Bank International AG	3,550	134,244

		230,782

BELGIUM — 1.1%
KBC Groep NV	8,400	311,562

DENMARK — 0.8%
Coloplast A/S B Shares	500	26,078
Novo Nordisk A/S B Shares	1,040	181,629

		207,707

FINLAND — 0.3%
UPM-Kymmene Oyj	7,250	84,761

FRANCE — 11.1%
CNP Assurances	17,570	261,499
France Telecom SA	267	2,586
GDF Suez	16,200	306,251
Sanofi	8,563	811,402
Societe Generale SA(1)	3,550	136,307
Technicolor SA(1)	11,700	40,631
Total S.A.	15,330	766,439
UbiSoft Entertainment SA(1)	8,800	96,391
Valeo SA	2,850	161,037
Veolia Environnement SA	4,100	51,590
Vinci SA	4,050	187,441
Vivendi SA	10,025	210,981

		3,032,555

GERMANY — 7.1%
Allianz SE	4,000	546,764
BASF SE	2,919	275,071
Bayer AG	850	84,183
Deutsche Boerse AG	2,100	130,187
Deutsche Lufthansa AG	5,200	104,888
Deutsche Telekom AG	5,142	55,229
E.ON AG	6,286	104,963
Metro AG	3,150	97,466
ProSiebenSat.1 Media AG Preference Shares	9,060	312,267
Rheinmetall AG	550	30,266
Siemens AG	1,680	174,632

TUI AG(1)	4,500	45,061

		1,960,977

GREECE — 0.3%
OPAP SA	9,800	83,419

HONG KONG — 4.1%
BOC Hong Kong Holdings Ltd.	100,000	337,176
Cheung Kong Holdings Ltd.	4,300	66,865
Link Real Estate Investment Trust (The)	12,500	66,807
MGM China Holdings Ltd.	103,600	250,331
Wharf Holdings Ltd.	33,000	288,488
Wynn Macau Ltd.(1)	42,800	112,855

		1,122,522

ISRAEL — 0.2%
Bank Hapoalim BM(1)	10,499	46,562

ITALY — 3.9%
Assicurazioni Generali SpA	4,200	68,103
Enel SpA	104,900	379,631
ENI SpA	22,680	516,988
Telecom Italia SpA	131,800	97,307

		1,062,029

JAPAN — 19.3%
Bank of Yokohama Ltd. (The)	62,000	319,063
Central Japan Railway Co.	100	9,721
Chiyoda Corp.	21,000	262,132
Daihatsu Motor Co. Ltd.	15,000	304,725
Daito Trust Construction Co. Ltd.	700	62,682
Daiwa House Industry Co. Ltd.	7,000	128,536
FamilyMart Co. Ltd.	3,200	134,815
Fuji Heavy Industries Ltd.	9,000	134,578
Fujitsu Ltd.	37,000	170,051
Gree, Inc.	2,000	24,339
Japan Tobacco, Inc.	1,000	31,557
JGC Corp.	10,000	275,974
KDDI Corp.	4,600	345,409
Mitsubishi Shokuhin Co. Ltd.	2,000	58,259
Mitsubishi UFJ Financial Group, Inc.	8,000	44,277
Nippon Shokubai Co. Ltd.	29,000	269,695
Nippon Telegraph & Telephone Corp.	8,600	394,325
Nissan Chemical Industries Ltd.	4,500	57,288
NTT Data Corp.	66	209,557
Oracle Corp. Japan	5,000	210,379
Park24 Co. Ltd.	2,600	47,517
Resona Holdings, Inc.	72,700	333,342
SOFTBANK Corp.	2,800	103,765
Sohgo Security Services Co. Ltd.	1,500	20,164
Sumitomo Metal Mining Co. Ltd.	21,000	331,007
Taisei Corp.	28,000	82,770
Toshiba TEC Corp.	47,000	261,646
Toyoda Gosei Co. Ltd.	13,000	300,280
TS Tech Co. Ltd.	4,500	109,769

West Japan Railway Co.	6,000	265,077

		5,302,699

NETHERLANDS — 1.4%
ING Groep NV CVA(1)	48,586	390,611

NORWAY — 1.0%
TGS Nopec Geophysical Co. ASA	7,600	287,547

PORTUGAL — 0.2%
EDP - Energias de Portugal SA	14,000	42,002

SINGAPORE — 2.4%
STX OSV Holdings Ltd.	229,000	233,919
Suntec Real Estate Investment Trust	63,000	91,315
United Overseas Bank Ltd.	21,000	323,547

		648,781

SPAIN — 4.8%
Banco Santander SA	85,106	645,661
Endesa SA	11,600	268,055
Mapfre SA	60,027	195,372
Telefonica SA	15,700	204,971

		1,314,059

SWEDEN — 2.0%
Electrolux AB	3,400	86,795
Intrum Justitia AB	8,100	145,283
Modern Times Group AB B Shares	3,500	146,605
Tele2 AB B Shares	11,000	175,186

		553,869

SWITZERLAND — 6.1%
Helvetia Holding AG	200	80,764
Novartis AG	6,870	466,527
OC Oerlikon Corp. AG	1,950	23,925
Roche Holding AG	1,360	311,524
Swiss Life Holding AG	1,350	221,519
Swiss Reinsurance Co.	1,000	79,964
Zurich Financial Services AG	1,800	492,585

		1,676,808

UNITED KINGDOM — 20.7%
Afren plc(1)	108,200	233,414
AstraZeneca plc	3,700	168,140
BAE Systems plc	67,200	362,009
Berendsen plc	5,800	60,052
BHP Billiton plc	6,800	215,500
Bodycote plc	23,300	192,996
BP plc	54,353	367,507
Cable & Wireless Communications plc	161,800	103,289
Centrica plc	28,700	153,302
Evraz plc	67,800	280,694
Home Retail Group plc	24,100	46,506
HSBC Holdings plc	104,700	1,161,720
HSBC Holdings plc (Hong Kong)	21,200	234,672
Investec plc	46,000	334,546

Marks & Spencer Group plc	10,640	59,933
Micro Focus International plc	5,000	52,149
Mondi plc	19,054	244,110
Royal Dutch Shell plc B Shares	23,425	790,163
Standard Chartered plc	10,682	291,044
Vodafone Group plc	134,379	337,490

		5,689,236

TOTAL COMMON STOCKS (Cost $23,251,316)		26,842,875

EXCHANGE-TRADED FUNDS — 1.1%
iShares MSCI EAFE Value Index (Cost $301,824)	6,000	297,720

TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 1.875%, 4/15/15 - 6/30/16, valued at $95,443), in a joint trading account at 0.11%, dated 2/28/13, due 3/1/13 (Delivery value $93,513)		93,513
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 2/15/42, valued at $47,677), in a joint trading account at 0.11%, dated 2/28/13, due 3/1/13 (Delivery value $46,757)		46,757
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $45,324), in a joint trading account at 0.09%, dated 2/28/13, due 3/1/13 (Delivery value $44,569)		44,569

TOTAL TEMPORARY CASH INVESTMENTS (Cost $184,839)		184,839

TOTAL INVESTMENT SECURITIES — 99.6% (Cost $23,737,979)		27,325,434

OTHER ASSETS AND LIABILITIES — 0.4%		106,193

TOTAL NET ASSETS — 100.0%		$27,431,627

Market Sector Diversification
(as a % of net assets)
Financials	37.6%
Energy	10.7%
Industrials	9.3%
Consumer Discretionary	8.7%
Telecommunication Services	7.9%
Health Care	7.5%
Materials	6.4%
Utilities	4.9%
Information Technology	3.7%
Consumer Staples	1.1%
Diversified	1.1%
Cash and Equivalents*	1.1%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
CVA	-	Certificaten Van Aandelen

EAFE	-	Europe, Australasia, and Far East
MSCI	-	Morgan Stanley Capital International

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Foreign Common Stocks	—	26,842,875	—
Exchange-Traded Funds	297,720	—	—
Temporary Cash Investments	—	184,839	—
Total Value of Investment Securities	297,720	27,027,714	—

3. Federal Tax Information

As of February 28, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$23,751,356
Gross tax appreciation of investments	$4,014,863
Gross tax depreciation of investments	(440,785)
Net tax appreciation (depreciation) of investments	$3,574,078

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Emerging Markets Fund

February 28, 2013

NT Emerging Markets - Schedule of Investments
FEBRUARY 28, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.0%

BRAZIL — 11.4%
Anhanguera Educacional Participacoes SA	90,000	1,864,201
BR Malls Participacoes SA	182,100	2,355,138
BR Properties SA	173,700	2,158,745
Brazil Pharma SA	191,300	1,507,669
CCR SA	244,500	2,451,917
Cia de Bebidas das Americas Preference Shares ADR	60,308	2,676,469
Cia de Saneamento de Minas Gerais-COPASA	56,651	1,468,221
Grupo BTG Pactual	91,900	1,689,522
Hypermarcas SA(1)	129,600	1,145,147
Klabin SA Preference Shares	268,100	1,802,774
Marcopolo SA Preference Shares	211,700	1,417,109
MRV Engenharia e Participacoes SA	181,200	1,162,595
Vale SA Preference Shares	73,000	1,347,959

		23,047,466

CANADA — 0.5%
Pacific Rubiales Energy Corp.	39,074	956,721

CHILE — 1.4%
SACI Falabella	145,891	1,707,202
Sociedad Quimica y Minera de Chile SA ADR	21,782	1,207,159

		2,914,361

CHINA — 17.4%
Belle International Holdings Ltd.	634,000	1,167,353
Brilliance China Automotive Holdings Ltd.(1)	1,352,000	1,865,284
China Communications Construction Co. Ltd. H Shares	1,899,000	1,797,238
China Liansu Group Holdings Ltd.	787,000	551,010
China Minsheng Banking Corp. Ltd. H Shares	1,396,500	1,944,685
China Overseas Land & Investment Ltd.	1,264,000	3,838,156
China Railway Construction Corp. Ltd. H Shares	2,145,500	2,249,073
China Shenhua Energy Co. Ltd. H Shares	387,500	1,468,938
CNOOC Ltd.	1,191,000	2,340,353
Focus Media Holding Ltd. ADR	48,479	1,222,156
Haier Electronics Group Co. Ltd.(1)	950,000	1,714,890
Hengan International Group Co. Ltd.	173,500	1,760,592
Industrial & Commercial Bank of China Ltd. H Shares	2,772,095	1,990,893
Kunlun Energy Co. Ltd.	1,470,000	3,047,811
Ping An Insurance Group Co. H Shares	433,500	3,627,592
Tencent Holdings Ltd.	134,900	4,665,039

		35,251,063

COLOMBIA — 0.6%
Almacenes Exito SA	58,417	1,128,052

HONG KONG — 0.7%
AAC Technologies Holdings, Inc.	325,500	1,382,901

INDIA — 3.4%
HDFC Bank Ltd.	191,621	2,202,559
ICICI Bank Ltd. ADR	48,934	2,051,313

Tata Global Beverages Ltd.	381,124	877,065
Tata Motors Ltd.	343,772	1,816,959

		6,947,896

INDONESIA — 3.5%
PT AKR Corporindo Tbk	3,670,000	1,699,514
PT Astra International Tbk	1,554,000	1,278,450
PT Bank Rakyat Indonesia (Persero) Tbk	2,028,500	1,983,683
PT Semen Gresik (Persero) Tbk	1,185,500	2,128,465

		7,090,112

MALAYSIA — 1.0%
Axiata Group Bhd	970,900	2,010,600

MEXICO — 5.8%
Alfa SAB de CV, Series A	621,527	1,495,320
Cemex SAB de CV ADR(1)	209,524	2,250,288
Fomento Economico Mexicano SAB de CV ADR	9,631	1,076,168
Grupo Aeroportuario del Sureste SAB de CV B Shares	80,713	1,065,399
Grupo Financiero Banorte SAB de CV	297,298	2,198,662
Mexichem SAB de CV	256,043	1,279,759
Promotora y Operadora de Infraestructura SAB de CV(1)	180,755	1,288,624
Wal-Mart de Mexico SAB de CV	337,566	1,057,823

		11,712,043

PANAMA — 0.5%
Copa Holdings SA Class A	9,839	1,027,388

PERU — 2.2%
Credicorp Ltd.	16,104	2,415,278
Southern Copper Corp.	51,672	1,952,685

		4,367,963

POLAND — 1.2%
Eurocash SA	89,015	1,484,891
Powszechny Zaklad Ubezpieczen SA	7,250	919,371

		2,404,262

RUSSIA — 6.5%
Eurasia Drilling Co. Ltd. GDR	41,319	1,581,278
Magnit OJSC GDR	75,616	3,207,631
Mail.ru Group Ltd. GDR	34,870	1,170,935
Mobile Telesystems OJSC ADR	71,208	1,473,293
NovaTek OAO GDR	16,535	1,918,060
Sberbank of Russia	1,120,961	3,816,872

		13,168,069

SOUTH AFRICA — 4.5%
Aspen Pharmacare Holdings Ltd.	110,289	1,996,468
Clicks Group Ltd.	189,438	1,245,141
Discovery Holdings Ltd.	267,764	2,230,772
Exxaro Resources Ltd.	51,969	990,734
Naspers Ltd. N Shares	42,611	2,754,986

		9,218,101

SOUTH KOREA — 14.1%
Hyundai Glovis Co. Ltd.	7,253	1,376,484

Hyundai Wia Corp.	8,488	1,246,362
LG Chem Ltd.	3,739	1,023,816
LG Display Co. Ltd.(1)	38,400	1,083,388
LG Household & Health Care Ltd.	3,409	1,955,061
Orion Corp.(1)	1,990	1,966,430
Paradise Co. Ltd.	85,271	1,535,599
Samsung Electronics Co. Ltd.	12,945	18,458,274

		28,645,414

TAIWAN — 10.5%
Chailease Holding Co. Ltd.	1,067,456	3,012,803
Hon Hai Precision Industry Co. Ltd.	732,408	2,034,790
MediaTek, Inc.	106,000	1,192,487
Merida Industry Co. Ltd.	364,000	1,779,809
Taiwan Semiconductor Manufacturing Co. Ltd.	3,118,774	10,990,239
TPK Holding Co. Ltd.	115,000	2,183,146

		21,193,274

THAILAND — 5.0%
CP ALL PCL	1,851,500	2,940,618
Kasikornbank PCL NVDR	335,200	2,388,652
Minor International PCL	2,825,400	2,398,028
Siam Cement PCL NVDR	156,200	2,436,195

		10,163,493

TURKEY — 4.1%
BIM Birlesik Magazalar AS	25,103	1,189,666
Koza Altin Isletmeleri AS	60,257	1,426,994
TAV Havalimanlari Holding AS(1)	298,187	1,815,131
Tofas Turk Otomobil Fabrikasi	186,751	1,157,558
Turkiye Garanti Bankasi AS	316,040	1,510,934
Turkiye Halk Bankasi AS	132,162	1,307,771

		8,408,054

TURKMENISTAN — 0.6%
Dragon Oil plc	140,997	1,318,691

UNITED KINGDOM — 1.1%
Antofagasta plc	52,342	867,901
Petrofac Ltd.	65,583	1,446,624

		2,314,525

TOTAL COMMON STOCKS (Cost $148,220,961)		194,670,449

EXCHANGE-TRADED FUNDS — 1.9%
iShares MSCI Emerging Markets Index Fund (Cost $3,759,724)	91,889	3,970,524

TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 1.875%, 4/15/15 - 6/30/16, valued at $1,432,533), in a joint trading account at 0.11%, dated 2/28/13, due 3/1/13 (Delivery value $1,403,569)		1,403,565

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 2/15/42, valued at $715,594), in a joint trading account at 0.11%, dated 2/28/13, due 3/1/13 (Delivery value $701,785)	701,783
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $680,276), in a joint trading account at 0.09%, dated 2/28/13, due 3/1/13 (Delivery value $668,954)	668,952

TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,774,300)	2,774,300

TOTAL INVESTMENT SECURITIES — 99.3% (Cost $154,754,985)	201,415,273

OTHER ASSETS AND LIABILITIES — 0.7%	1,330,543

TOTAL NET ASSETS — 100.0%	$202,745,816

Market Sector Diversification
(as a % of net assets)
Financials	21.7%
Information Technology	21.3%
Consumer Discretionary	12.6%
Consumer Staples	11.8%
Materials	9.3%
Industrials	9.1%
Energy	6.8%
Diversified	1.9%
Telecommunication Services	1.7%
Health Care	1.0%
Utilities	0.7%
Cash and Equivalents*	2.1%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Foreign Common Stocks	17,352,197	177,318,252	—
Exchange-Traded Funds	3,970,524	—	—
Temporary Cash Investments	—	2,774,300	—
Total Value of Investment Securities	21,322,721	180,092,552	—

3. Federal Tax Information

As of February 28, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$156,303,468
Gross tax appreciation of investments	$45,807,943
Gross tax depreciation of investments	(696,138)
Net tax appreciation (depreciation) of investments	$45,111,805

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT International Growth Fund

February 28, 2013

NT International Growth - Schedule of Investments
FEBRUARY 28, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%

AUSTRALIA — 4.7%
BHP Billiton Ltd.	232,810	8,815,390
Coca-Cola Amatil Ltd.	238,651	3,532,230
Commonwealth Bank of Australia	89,278	6,134,557
CSL Ltd.	73,475	4,503,064
James Hardie Industries SE	399,934	4,003,425

		26,988,666

AUSTRIA — 0.7%
Erste Group Bank AG(1)	131,650	4,241,030

BELGIUM — 1.7%
Anheuser-Busch InBev NV	79,278	7,427,257
Umicore SA	44,931	2,246,078

		9,673,335

BRAZIL — 0.7%
BR Malls Participacoes SA	181,900	2,352,551
Itau Unibanco Holding SA Preference Shares	98,800	1,750,488

		4,103,039

CANADA — 2.3%
Bank of Nova Scotia	45,846	2,730,977
Canadian Pacific Railway Ltd.	60,491	7,358,639
Encana Corp.	161,678	2,908,244

		12,997,860

CHINA — 0.5%
Brilliance China Automotive Holdings Ltd.(1)	2,310,000	3,186,987

DENMARK — 3.1%
Christian Hansen Holding A/S	126,068	4,557,885
Coloplast A/S B Shares	80,099	4,177,688
Novo Nordisk A/S B Shares	53,362	9,319,302

		18,054,875

FINLAND — 1.0%
Kone Oyj	43,775	3,543,327
Sampo A Shares	67,846	2,507,595

		6,050,922

FRANCE — 11.9%
BNP Paribas SA	92,453	5,202,858
Carrefour SA	163,970	4,469,801
Cie Generale d'Optique Essilor International SA	32,711	3,375,896
Dassault Systemes SA	39,339	4,465,153
European Aeronautic Defence and Space Co. NV	132,426	6,773,779
Gemalto NV	31,455	2,863,947
L'Oreal SA	19,264	2,880,945
Pernod-Ricard SA	65,442	8,491,660
Publicis Groupe SA	42,702	2,822,043
Sanofi	115,539	10,948,104

Schneider Electric SA	72,948	5,611,377
SES SA	154,211	4,747,364
Technip SA	27,581	2,987,254
Zodiac Aerospace	25,503	2,869,400

		68,509,581

GERMANY — 7.1%
adidas AG	25,088	2,286,203
BASF SE	60,509	5,702,039
Continental AG	22,659	2,659,758
Henkel AG & Co. KGaA Preference Shares	32,178	2,836,093
Kabel Deutschland Holding AG	60,626	5,257,951
Muenchener Rueckversicherungs AG	49,158	8,837,338
SAP AG	59,554	4,653,379
Sky Deutschland AG(1)	369,506	2,364,766
Volkswagen AG Preference Shares	28,166	6,150,135

		40,747,662

HONG KONG — 1.7%
AIA Group Ltd.	1,077,900	4,669,844
Link Real Estate Investment Trust (The)	468,607	2,504,482
Sands China Ltd.	498,000	2,372,621

		9,546,947

INDIA — 0.1%
Tata Motors Ltd. ADR	21,090	572,383

INDONESIA — 0.9%
PT Bank Mandiri (Persero) Tbk	4,981,250	5,180,479

IRELAND — 1.4%
Bank of Ireland(1)	18,670,883	3,217,601
Ryanair Holdings plc ADR	123,405	4,770,837

		7,988,438

ITALY — 2.1%
ENI SpA	147,964	3,372,824
Luxottica Group SpA	72,264	3,354,881
Prada SpA	525,900	5,200,955

		11,928,660

JAPAN — 14.3%
Daikin Industries Ltd.	109,000	4,039,433
Daito Trust Construction Co. Ltd.	42,600	3,814,651
FANUC Corp.	15,100	2,331,222
Fast Retailing Co. Ltd.	11,000	3,017,909
Fuji Heavy Industries Ltd.	171,000	2,556,975
Hitachi Ltd.	255,000	1,430,575
KDDI Corp.	71,236	5,349,041
Kubota Corp.	535,000	6,458,787
Lawson, Inc.	34,000	2,527,349
Mitsubishi Corp.	239,000	4,741,838
Mitsubishi Estate Co. Ltd.	239,000	5,956,306
Mitsubishi Heavy Industries Ltd.	603,000	3,343,856
ORIX Corp.	67,360	7,499,786
Rakuten, Inc.	353,527	3,055,078

Shin-Etsu Chemical Co. Ltd.	62,100	3,818,859
Sysmex Corp.	59,900	3,140,727
Toyota Motor Corp.	231,200	11,885,511
Unicharm Corp.	74,400	4,310,368
Yahoo Japan Corp.	8,086	3,424,053

		82,702,324

MEXICO — 0.5%
Cemex SAB de CV ADR(1)	276,944	2,974,379

NETHERLANDS — 2.6%
Akzo Nobel NV	50,293	3,212,744
ASML Holding NV	109,594	7,800,743
Koninklijke Vopak NV	56,162	4,040,790

		15,054,277

NORWAY — 2.6%
Petroleum Geo-Services ASA	242,419	3,821,645
Statoil ASA	278,935	6,933,653
Telenor ASA	186,004	4,004,755

		14,760,053

PERU — 0.5%
Credicorp Ltd.	18,506	2,775,530

PORTUGAL — 0.5%
Jeronimo Martins SGPS SA	150,434	2,998,031

RUSSIA — 1.5%
Magnit OJSC GDR	123,410	5,235,052
Sberbank of Russia	995,674	3,390,270

		8,625,322

SINGAPORE — 0.5%
DBS Group Holdings Ltd.	253,000	3,086,911

SOUTH KOREA — 1.7%
Samsung Electronics Co. Ltd.	6,932	9,884,338

SPAIN — 2.5%
Banco Bilbao Vizcaya Argentaria SA	361,919	3,511,171
Grifols SA(1)	190,280	6,778,139
Inditex SA	31,143	4,173,618

		14,462,928

SWEDEN — 2.7%
Svenska Cellulosa AB B Shares	234,145	5,723,834
Telefonaktiebolaget LM Ericsson B Shares	373,675	4,532,703
Volvo AB B Shares	349,067	5,235,411

		15,491,948

SWITZERLAND — 9.7%
Adecco SA	79,804	4,550,863
Cie Financiere Richemont SA	51,530	4,142,522
Holcim Ltd.	40,367	3,262,350
Nestle SA	150,082	10,487,966
Novartis AG	107,511	7,300,838
Roche Holding AG	55,954	12,816,946
Syngenta AG	22,654	9,621,847

UBS AG	253,445	4,010,017

		56,193,349

TAIWAN — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	259,221	4,730,783

THAILAND — 1.2%
CP ALL PCL	2,032,500	3,228,088
Kasikornbank PCL NVDR	546,800	3,896,525

		7,124,613

TURKEY — 0.7%
Turkiye Garanti Bankasi AS	792,274	3,787,729

UNITED KINGDOM — 15.9%
Aggreko plc	39,854	1,025,410
ARM Holdings plc	288,119	4,174,219
Ashtead Group plc	275,864	2,155,273
Associated British Foods plc	104,723	2,942,273
BG Group plc	235,841	4,169,956
Burberry Group plc	107,891	2,252,183
Capita Group plc (The)	331,844	4,145,697
Carnival plc	23,536	884,777
Compass Group plc	229,568	2,787,871
Experian plc	160,305	2,660,506
HSBC Holdings plc (Hong Kong)	479,076	5,303,094
InterContinental Hotels Group plc	74,913	2,175,199
Intertek Group plc	93,116	4,716,726
Lloyds Banking Group plc(1)	7,434,438	6,143,353
Lonmin plc(1)	78,914	427,388
Next plc	43,446	2,767,551
Rio Tinto plc	157,956	8,485,198
Rolls-Royce Holdings plc	275,986	4,304,078
Standard Chartered plc	198,742	5,414,968
Telecity Group plc	294,343	4,175,084
Unilever plc	282,888	11,278,201
Whitbread plc	128,959	4,935,928
Wolseley plc	87,432	4,121,085

		91,446,018

TOTAL COMMON STOCKS (Cost $461,963,973)		565,869,397

EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI Japan Index Fund (Cost $2,052,786)	202,097	2,063,410

TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 1.875%, 4/15/15 - 6/30/16, valued at $3,723,411), in a joint trading account at 0.11%, dated 2/28/13, due 3/1/13 (Delivery value $3,648,131)		3,648,120
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 2/15/42, valued at $1,859,958), in a joint trading account at 0.11%, dated 2/28/13, due 3/1/13 (Delivery value $1,824,066)		1,824,060

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $1,768,159), in a joint trading account at 0.09%, dated 2/28/13, due 3/1/13 (Delivery value $1,738,730)	1,738,726

TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,210,906)	7,210,906

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $471,227,665)	575,143,713

OTHER ASSETS AND LIABILITIES — 0.3%	1,667,744

TOTAL NET ASSETS — 100.0%	$576,811,457

Market Sector Diversification
(as a % of net assets)
Financials	18.8%
Industrials	15.4%
Consumer Discretionary	14.8%
Consumer Staples	12.5%
Materials	11.0%
Health Care	10.8%
Information Technology	9.0%
Energy	4.2%
Telecommunication Services	1.6%
Diversified	0.4%
Cash and Equivalents*	1.5%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Foreign Common Stocks	15,823,912	550,045,485	—
Exchange-Traded Funds	2,063,410	—	—
Temporary Cash Investments	—	7,210,906	—
Total Value of Investment Securities	17,887,322	557,256,391	—

3. Federal Tax Information

As of February 28, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$476,764,346
Gross tax appreciation of investments	$101,809,467
Gross tax depreciation of investments	(3,430,100)
Net tax appreciation (depreciation) of investments	$98,379,367

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 25, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 25, 2013